Payments, by Category - 12 months ended Dec. 31, 2025 $ in Thousands	USD ($)
Payments:
Taxes	$ 161,050
Royalties	3,290
Fees	6,580
Infrastructure	190
Comm. Social Resp.	150
Total Payments	$ 171,260